Vessels, net and Advances for vessel acquisition (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Vessels, net - Consolidated Statement of Financial Position

	Vessels cost	Vessels depreciation	Dry docking costs	Depreciation of dry-docking costs	Net Book Value
Balance at January 1, 2023	234,916	(113,009)	23,365	(15,811)	129,461
Additions	131	–	4,879	–	5,010
Reversal of Impairment	4,400	–	–	–	4,400
Depreciation & Amortization	–	(2,315)	–	(2,274)	(4,589)
Sale of vessel	(22,996)	10,423	(3,522)	2,473	(13,622)
Balance at June 30, 2023	216,451	(104,901)	24,723	(15,612)	120,661

Vessels, net - Consolidated Statement of Comprehensive Income/ (loss)

	For the Three months ended June 30, 2023	For the Six months ended June 30, 2023
Vessels` depreciation	1,128	2,315
Depreciation on office furniture and equipment	12	22
Depreciation of right of use asset	78	156
Total	1,218	2,493